January 22, 2015

Vivaldi Orinda Macro Opportunities Fund

Class A Shares (OMOAX)
Class I Shares (OMOIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus dated June 28, 2014, as supplemented

Fund Name Change

Effective December 5, 2014, the name of the Orinda SkyView Macro Opportunities Fund (the “Fund”) changed to the Vivaldi Orinda Macro Opportunities Fund.  Accordingly, all references to Orinda SkyView Macro Opportunities Fund in the Summary Prospectus and Prospectus, each dated June 28, 2014, as supplemented, are hereby deleted and replaced with Vivaldi Orinda Macro Opportunities Fund.

New Sub-Adviser Portfolio Manager

Additionally, effective immediately, Jeff O’Brien of Vivaldi Asset Management, LLC, a sub-adviser to the Fund, is added as a new portfolio manager of the Fund.  Accordingly, please see the following revisions to the Summary Prospectus and Prospectus, each dated June 28, 2014, as supplemented.  Note that this Supplement supersedes previous supplements where applicable.

•	Management – The table on page 15 of the Prospectus and page 6 of the Summary Prospectus is hereby modified as follows (changes are in bold face type and underlined):

Investment Adviser	Portfolio Manager	Managed the Fund Since:
Orinda Asset Management, LLC	Craig Kirkpatrick, Managing Partner, President	2013
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
Crescat Portfolio Management, LLC	Kevin C. Smith, CIO	2012
Vivaldi Asset Management, LLC	Michael Peck, CFA, President, Co-CIO, PM Scott Hergott, Director of Research, Co-CIO, PM Jeff O’Brien, PM	2014 2014 2015
Rothschild Investment Corporation	Bart Bonga, VP, PM Robert Piton, Senior PM	2014 2014

•
The Sub-Advisers and Portfolio Managers – The table on page 34 of the Prospectus in the sub-section entitled “The Sub-Advisers and Portfolio Managers Applicable to the Macro Fund” is hereby modified as follows, and the narrative paragraph below is added to this subsection as part of the discussion of Vivaldi Asset Management, LLC:

Sub-Adviser	Investment Strategy
Crescat Portfolio Management, LLC Kevin C. Smith	Global Macro
Vivaldi Asset Management, LLC Michael Peck, Scott Hergott, and Jeff O’Brien	Tactical/Opportunistic Equity
Rothschild Investment Corporation Robert Piton and Bart Bonga	Relative Value

Mr. Jeff O’Brien joined Vivaldi Asset Management, LLC in 2014 and currently serves as portfolio manager to the Macro Fund. Mr. O’Brien is also the Founder and Managing Member of Glenfinnen Capital, LLC (“Glenfinnen”), an SEC-registered investment adviser founded in 2000, and serves as portfolio manager for two merger arbitrage hedge funds managed by Glenfinnen.  Mr. O’Brien earned a B.S. in Finance from Indiana University.

Please retain this Supplement with your Summary Prospectus and Prospectus.
The date of this Supplement is January 22, 2015.

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January 22, 2015

Vivaldi Orinda Macro Opportunities Fund

Class A Shares (OMOAX)
Class I Shares (OMOIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2014, as supplemented

Fund Name Change

Effective December 5, 2014, the name of the Orinda SkyView Macro Opportunities Fund (the “Fund”) changed to the Vivaldi Orinda Macro Opportunities Fund.  Accordingly, all references to Orinda SkyView Macro Opportunities Fund in the SAI dated June 28, 2014, as supplemented, are hereby deleted and replaced with Vivaldi Orinda Macro Opportunities Fund.

New Sub-Adviser Portfolio Manager

Additionally, effective immediately, Jeff O’Brien of Vivaldi Asset Management, LLC, a sub-adviser to the Fund, is added as a new portfolio manager of the Fund.  Accordingly, please see the following revisions to the SAI dated June 28, 2014, as supplemented.  Note that this Supplement supersedes previous supplements where applicable.

•	Portfolio Managers – The information on pages 46-47 of the SAI in the section “Portfolio Managers – Macro Fund” is hereby modified with the following (changes are in bold face type and underlined):

Mr. Kevin C. Smith of Crescat, Messrs. Michael Peck, Scott Hergott, and Jeff O’Brien of Vivaldi, and Messrs. Bart Bonga and Robert Piton of Rothschild are the portfolio managers principally responsible for the day-to-day management of each Sub-Adviser’s allocated portion of the Macro Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of February 28, 2014 for portfolio managers managing the Macro Fund before October 20, 2014, as of July 31, 2014 for portfolio managers added on October 20, 2014, and as of October 31, 2014 for the portfolio manager added on January 22, 2015.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Crescat
Kevin C. Smith	1	$23.8 million	2	$46.2 million	66	$15 million
Vivaldi
Michael Peck	1	$27.4 million	1	$68.6 million	597	$407 million
Scott Hergott	1	$27.4 million	1	$68.6 million	597	$407 million
Jeff O’Brien	1	$5.5 million	2	$28 million	0	$0
Rothschild
Robert Piton	0	$0	0	$0	225	$140 million
Bart Bonga	0	$0	0	$0	225	$140 million

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Crescat
Kevin C. Smith	0	$0	2	$46.2 million	0	$0
Vivaldi
Michael Peck	0	$0	0	$0	0	$0
Scott Hergott	0	$0	0	$0	0	$0
Jeff O’Brien	0	$0	2	$28 million	0	$0
Rothschild
Robert Piton	0	$0	0	$0	225	$140 million
Bart Bonga	0	$0	0	$0	225	$140 million

•
Conflicts of Interest and Compensation – The following information is added to page 50 of the SAI in the section “Conflicts of Interest and Compensation – Macro Fund Sub-Advisers” (changes are in bold face type and underlined):

Vivaldi – Material Conflicts of Interest.
Mr. Peck and Mr. Hergott are both portfolio managers of the Funds, and in addition they both act as Co-Chief Investment Officers for Vivaldi Capital Management, LLC, an affiliate of Vivaldi and an SEC-registered investment adviser.  Both are responsible for overseeing portfolios of hedge fund investments on a fee-only basis.  Neither portfolio manager manages investment accounts where they receive performance based compensation.

In addition to the Fund, Vivaldi is currently the adviser to the Infinity Core Alternative Fund (“ICAF”).  ICAF is a is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Maryland business trust on August 15, 2013.  ICAF does not hold any securities directly but rather invests in a number of hedge funds managed by external managers.  The set of external managers utilized by ICAF will generally be different than the Sub-Advisers to the Hedged Equity Fund due to many factors which may include: difference in liquidity constraints, investment parameters, concentration restrictions, and leverage limits.  There exists, however, a potential conflict should ICAF, or any other future account of Vivaldi, be favored over the Hedged Equity Fund.  It is the intention of Vivaldi to treat all accounts equally and fairly.  To the extent any Sub-Adviser to the Hedged Equity Fund is also a manager to a hedge fund invested in by ICAF, or any other future account of Vivaldi, any buy and/or sell orders for the same securities will normally be placed concurrently for all relevant accounts.

No material conflicts of interest are presented in connection with the simultaneous management of the Fund and Vivaldi’s other accounts.

Mr. O’Brien is a portfolio manager of the Fund.  Mr. O’Brien is also the Founder and Managing Member of Glenfinnen Capital, LLC (“Glenfinnen”), an SEC-registered investment adviser, and serves as portfolio manager for two merger arbitrage hedge funds managed by Glenfinnen and a merger arbitrage mutual fund sub-advised by Glenfinnen.  Glenfinnen charges a performance fee for management of the hedge funds, and as a Managing Member of Glenfinnen, Mr. O’Brien shares in the profits of Glenfinnen.  A potential conflict of interest exists between the Macro Fund and other accounts managed by Mr. O’Brien.  Where conflicts of interest arise between the Macro Fund and other accounts managed by Mr. O’Brien, it is Vivaldi’s intention to proceed in a manner that ensures that the Macro Fund will not be treated less favorably.  In such instances, securities will be allocated in accordance with Vivaldi’s trade allocation policy.  It is Vivaldi’s current policy for Mr. O’Brien to place any buy and/or sell orders for the same securities for relevant accounts on a rotating basis.

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Vivaldi – Compensation.
Mr. Peck and Mr. Hergott receive base salaries, bonuses and retirement plans, none of which are based on performance.  In addition, they are both partners of Vivaldi and receive compensation based on the overall profitability of the firm.  Mr. O’Brien receives a fixed salary and a bonus, neither of which are based on performance.  Mr. O’Brien’s bonus is discretionary, based on individual and firm level performance.

•
Portfolio Manager Ownership in the Fund – The paragraph and second table in the section entitled “Portfolio Manager Ownership in the Funds” on pages 50-51 of the SAI is modified as follows (changes are in bold face type and underlined):

Securities Owned in the Funds by the Portfolio Managers. As of February 28, 2014, the portfolio managers owned the following securities in the Funds for portfolio managers managing the Funds before October 20, 2014, as of July 31, 2014 for portfolio managers added on October 20, 2014, and as of October 31, 2014 for the portfolio manager added on January 22, 2015:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Macro Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Orinda
Craig Kirkpatrick	$10,001 - $50,000
Crescat
Kevin C. Smith	None
Vivaldi
Michael Peck	None
Scott Hergott	None
Jeff O’Brien	None
Rothschild
Bart Bonga	None
Robert Piton	None

Please retain this Supplement with your SAI.
The date of this Supplement is January 22, 2015.

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